Noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Net loss attributable to Tecogen Inc. and Transfers (to) from the Noncontrolling Interest
Net loss attributable to Tecogen Inc. and
Transfers (to) from the Noncontrolling Interest
Years ended December 31,

	2013	2012
Net loss attributable to Tecogen Inc.	$(3,449,489)	$(1,636,957)
Transfers (to) from the noncontrolling interest
Decrease in Tecogen's paid-in capital for purchase of 1,000,000 Ilios common shares	—	(174,958)
Increase in Tecogen's paid-in capital upon the sale of 1,000,000 Ilios common shares	—	289,606

Net transfers to noncontrolling interest	—	114,648
Change from net loss attributable to Tecogen Inc. and transfers to noncontrolling interest	$(3,449,489)	$(1,522,309)